Employee Benefit Plans - Schedule of the Weighted Average Assumptions Used to Determine Benefit Obligations and Net Periodic Pension Cost (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Directors' Retirement Plan [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	4.75%	4.50%
Rate of compensation increase	4.00%	2.50%
SERP [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	4.25%	4.13%
Rate of compensation increase	4.00%	4.00%